Schedule II - Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
The following table sets forth activities in our accounts receivable reserve and deferred tax valuation allowance accounts:

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance at End of Period
	(In thousands)
Year Ended December 31, 2015
Allowance for doubtful accounts (1)	$5,837	$1,184	$2,567	$4,454
Deferred tax valuation allowance (1)	165,020	28,418	33	193,405
Year Ended December 31, 2014
Allowance for doubtful accounts (1)	$7,133	$3,254	$4,550	$5,837
Deferred tax valuation allowance (1)	158,323	21,070	14,373	165,020
Year Ended December 31, 2013
Allowance for doubtful accounts (1)	$6,627	$4,741	$4,235	$7,133
Deferred tax valuation allowance (1)	145,927	32,050	19,654	158,323
(1) Includes the amount classified as discontinued operations on the balance sheet and related activity